Fair Value (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value
Transfers between Level 1 and 2 securities	$ 0
Goodwill impairment charge	172
Fair values of Level 3 investments in venture capital portfolios	166	282
Remaining Level 3 preferred stock equity securities holdings	$ 42	$ 30